Brighthouse Life Insurance Company of NY

285 Madison Avenue

New York, NY 28277

May 2, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY and

Brighthouse Variable Annuity Account B

File Nos. 333-216454/811-08306

(Brighthouse Prime Options)

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”) and Brighthouse Variable Annuity Account B (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 29, 2022 and Statement of Additional Information (“SAI”) dated April 29, 2022 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No.12 for the Account filed electronically with the Commission on April 20, 2022.

If you have any questions, please contact me at (980) 949-5131.

Sincerely,

/s/ Dionne Sutton
Dionne Sutton
Corporate Counsel
Brighthouse Life Insurance Company of NY